Form 13F Cover Page

Report for the calendar year or quarter ended:	09/30/02

Check here if amendment		[  ]  ;	amendment number   [  ]
	This amendment (check only one.):	[ ]	is a restatement
						[ ] 	adds new holdings entries.

Institutional Inventment Manager Filing this Report:

TM Capital Management, Inc.
303 South Broadway
Suite 470
Tarrytown, NY 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:	Patricia B. Fallon
Title:	Treasurer
Phone:	914 366 4729

Signature, Place, and Date of Signing:
	/s/ Patricia B. Fallon	Tarrytown, New York	11/13/02
	[signature]		[city, state]		[date]

Report Type (check only one):
[x]	13F Holdings Report.
[ ]	13f Notice.
[ ]	13F Combination Report.




		13F Summary Page

Report Summary:

Number of Other Included Mangers:				0
Form 13F Information Table Entry Total:				11
Form 13F Information Table Value Total:				64,943
								[thousands]

List of other Included Managers:		None

FORM 13F INFORMATION TABLE
                TITLE
                OF             VALUE     SHARES/   SH/  PUT/INVESTMT  OTHER
NAME OF ISSUER  CLASS CUSIP    (X$1000)  PRN AMT   PRN  CALLDSCRETN   MGS
AYE		COM   017361106      3603   275000 SH   SOLE
CEG             COM   210371100      3347   135000 SH   SOLE
CIN             COM   172474108      3929   125000 SH   SOLE
CMS             COM   125896100      6045   750000 SH   SOLE
EIX             COM   281020107     10100  1010000 SH   SOLE
EP              COM   28336L109      2481   300000 SH   SOLE
FE              COM   337932107      5231   175000 SH   SOLE
MIR             COM   604675108     10498  4750000 SH   SOLE
PCG             COM   69331C108      5067   450000 SH   SOLE
PEG             COM   744573106      8388   275000 SH   SOLE
TXU             COM   873168108      6257   150000 SH   SOLE

GRAND TOTAL                         64943